Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) Cumulative effect of changes in accounting principles CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings Cumulative effect of changes in accounting principles CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests Cumulative effect of changes in accounting principles CNY (¥)	Noncontrolling interests CNY (¥)	Cumulative effect of changes in accounting principles CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017	¥ 2,678	¥ 1,753,439		¥ 1,206,224	¥ (38,159)	¥ 36,585	¥ 65,608	¥ 42,733,081	¥ 12,367	¥ 703,133	¥ 39,816	¥ 46,435,140
Balance (in shares) at Dec. 31, 2017 | shares	3,283,217
Vesting of restricted share units	¥ 19	(19)
Vesting of restricted share units (in shares) | shares	30,709
Share-based compensation		2,397,798								131,852		2,529,650
Appropriation to statutory reserves				8,354				(8,354)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders								6,400,505		76,912		6,477,417
Repurchase of shares			¥ (7,592,598)									(7,592,598)
Repurchase of shares (in shares) | shares			(114,908)
Cancellation of treasury stock	¥ (77)	(4,151,218)	¥ 7,592,598					(3,441,303)
Cancellation of treasury stock (in shares) | shares	(114,908)		114,908
Repurchase of noncontrolling interest and redeemable noncontrolling interests								(223,243)		(131,143)		(354,386)
Change of capital from noncontrolling interest shareholders										15,510		15,510
Dividends to shareholders								(1,440,194)				(1,440,194)
Foreign currency translation adjustment						18,624						18,624
Disposal of subsidiaries										(5,654)		(5,654)
Accretion of redeemable noncontrolling interests								(88,712)		(8,768)		(97,480)
Balance at Dec. 31, 2018	¥ 2,620			1,214,578		17,050		43,997,388		794,209		46,025,845
Balance (in shares) at Dec. 31, 2018 | shares	3,199,018
Vesting of restricted share units	¥ 20	(1,487)	¥ 1,467
Vesting of restricted share units (in shares) | shares	29,513		25
Share-based compensation		2,341,078								46,100		2,387,178
Appropriation to statutory reserves				11,129				(11,129)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders								21,509,059		(77,933)		21,431,126
Repurchase of shares			¥ (1,467)									(1,467)
Repurchase of shares (in shares) | shares			(25)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(4,279)								(53)		(4,332)
Change of capital from noncontrolling interest shareholders		1,153,528								378,654		1,532,182
Conversion of Youdao's preferred shares recognized as redeemable noncontrolling interests to ordinary shares		468,788								27,757		496,545
Dividends to shareholders								(8,840,634)				(8,840,634)
Foreign currency translation adjustment						(88,022)				(5,752)		(93,774)
Disposal of subsidiaries		(43,972)		(10,499)		(473)		10,499		(11,807)		(56,252)
Accretion of redeemable noncontrolling interests								(271,543)		(12,019)		(283,562)
Balance at Dec. 31, 2019	¥ 2,640	3,913,656		1,215,208		(71,445)		56,393,640		1,139,156		¥ 62,592,855
Balance (in shares) at Dec. 31, 2019 | shares	3,228,531											3,228,531	3,228,531
Vesting of restricted share units	¥ 15	(827,722)	¥ 827,707
Vesting of restricted share units (in shares) | shares	20,578		8,582
Issuance of shares in Hong Kong, net of issuance costs	¥ 139	21,883,804										¥ 21,883,943
Issuance of shares in Hong Kong, net of issuance costs (in shares) | shares	197,202
Share-based compensation		2,543,435								71,943		2,615,378
Appropriation to statutory reserves				13,240				(13,240)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders								12,849,783		(519,548)		12,330,235
Repurchase of shares			¥ (11,273,814)									(11,273,814)
Repurchase of shares (in shares) | shares			(105,558)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(18,852)						(204,705)		(2,496)		(226,053)
Change of capital from noncontrolling interest shareholders		335,110								214,203		549,313
Dividends to shareholders								(4,280,465)				(4,280,465)
Foreign currency translation adjustment						(579,012)				(19,096)		(598,108)
Accretion of redeemable noncontrolling interests								(582,324)		(13,156)		(595,480)
Balance at Dec. 31, 2020	¥ 2,794	¥ 27,829,431	¥ (10,446,107)	¥ 1,228,448		¥ (650,457)		¥ 64,162,689		¥ 871,006		¥ 82,997,804	$ 12,719,970
Balance (in shares) at Dec. 31, 2020 | shares	3,446,311		(96,976)									3,349,335	3,349,335